Trade and other current payables	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other payables [Abstract]
Disclosure of trade and other payables [text block]
Note 22 Trade and other current payables

Trade and other payables are detailed as follows:

	As of December 31, 2019		As of December 31, 2018
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers	248,608,507	-	247,335,760	-
Notes payable	2,081,089	26,550	3,973,183	12,413
Trade an other current payables	250,689,596	26,550	251,308,943	12,413
Withholdings payable	55,965,962	-	52,071,225	-
Trade accounts payable withholdings	55,965,962	-	52,071,225	-
Total	306,655,558	26,550	303,380,168	12,413